Note 3 - Income Taxes (Details) (USD $)	3 Months Ended	6 Months Ended	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2013	Mar. 31, 2014	Mar. 31, 2013
Note 3 - Income Taxes (Details) [Line Items]
Unrecognized Tax Benefits			$ 0	$ 0
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued			0	0
Income Tax Expense (Benefit)	3,000	3,000	12,000	12,000
Valuation Allowance, Deferred Tax Asset, Change in Amount			2,900,000
Internal Revenue Service (IRS) [Member]
Note 3 - Income Taxes (Details) [Line Items]
Operating Loss Carryforwards			72,700,000
State and Local Jurisdiction [Member]
Note 3 - Income Taxes (Details) [Line Items]
Operating Loss Carryforwards			45,700,000
Deferred Tax Assets, Operating Loss Carryforwards, Subject to Expiration			$ 1,700,000